WBI Power Factor High Dividend ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 97.4%
	Automobiles & Components - 4.7%
86,750	General Motors Company	$1,802,665
	Banks - 14.5%
27,301	Boston Private Financial Holdings, Inc.	195,202
156,392	Cadence BanCorp	1,024,368
44,185	Comerica, Inc. +	1,296,388
23,954	Hope Bancorp, Inc.	196,902
67,856	Huntington Bancshares, Inc.	557,098
47,463	KeyCorp	492,191
114,398	New York Community Bancorp, Inc. +	1,074,197
19,403	PacWest Bancorp	347,702
11,405	Wells Fargo & Company	327,323
		5,511,371
	Capital Goods - 1.9%
13,457	MSC Industrial Direct Company, Inc. - Class A	739,731
	Consumer Durables & Apparel - 5.3%
136,876	Hanesbrands, Inc.	1,077,214
16,702	Movado Group, Inc.	197,418
58,086	Tapestry, Inc.	752,214
		2,026,846
	Consumer Services - 2.8%
75,931	H&R Block, Inc.	1,069,109
	Diversified Financials - 3.7%
11,765	Artisan Partners Asset Management, Inc. - Class A	252,830
85,554	Invesco, Ltd.	776,830
47,050	Navient Corporation	356,639
		1,386,299
	Energy - 4.1%
41,678	Berry Corporation	100,444
4,750	Chevron Corporation	344,185
16,206	CVR Energy, Inc.	267,885
68,050	Plains GP Holdings LP - Class A	381,760
9,952	Valero Energy Corporation +	451,423
		1,545,697
	Insurance - 4.9%
8,128	Mercury General Corporation	330,972
8,059	Principal Financial Group, Inc. +	252,569
10,573	Prudential Financial, Inc.	551,277
48,900	Unum Group	733,989
		1,868,807
	Materials - 13.7%
61,400	Chemours Company +	544,618
18,342	Domtar Corporation	396,921

7,182	Greif, Inc. - Class A	223,288
34,308	International Paper Company	1,068,008
26,020	Kronos Worldwide, Inc. +	219,609
17,153	LyondellBasell Industries N.V. - Class A	851,304
57,114	Olin Corporation +	666,520
14,938	Trinseo S.A.	270,527
34,120	Westrock Company	964,231
		5,205,026
	Media & Entertainment - 3.5%
36,725	Cinemark Holdings, Inc. +	374,228
41,908	Interpublic Group of Companies, Inc.	678,490
22,540	Meredith Corporation +	275,439
		1,328,157
	Retailing - 10.2%
33,306	American Eagle Outfitters, Inc.	264,783
35,951	Big Lots, Inc. +	511,223
81,011	Foot Locker, Inc.	1,786,293
98,651	Gap, Inc. +	694,503
41,304	Kohl's Corporation	602,625
		3,859,427
	Software & Services - 7.0%
23,959	International Business Machines Corporation	2,657,772
	Technology Hardware & Equipment - 4.7%
36,858	Seagate Technology PLC	1,798,670
	Telecommunication Services - 14.3%
86,899	AT&T, Inc.	2,533,106
54,259	Verizon Communications, Inc.	2,915,336
		5,448,442
	Utilities - 2.1%
14,644	Southern Company	792,826
	TOTAL COMMON STOCKS (Cost $58,945,847)	37,040,845

	REITS - 0.2%
	Diversified Financials - 0.2%
17,850	Ellington Financial, Inc.	101,923
	TOTAL REITS (Cost $334,866)	101,923

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 1.5%
556,948	U.S. Bank Money Market Deposit Account, 0.25%	556,948
	TOTAL SHORT-TERM INVESTMENTS (Cost $556,948)	556,948

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.9%
5,274,357	Mount Vernon Liquid Assets Portfolio, LLC, 0.89% (a)(b)	5,274,357
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,274,357)	5,274,357

	TOTAL INVESTMENTS - 113.0% (Cost $65,112,018)	42,974,073
	Liabilities in Excess of Other Assets - (13.0)%	(4,945,816)
	NET ASSETS - 100.0%	$38,028,257

+	All or portion of this security is on loan as of March 31, 2020. Total value of securities on loan is $4,918,074.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2020.
(b)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.